787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

May 1, 2019

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Sanford C. Bernstein Fund, Inc.

Post-Effective Amendment No. 82 under the Securities Act of 1933 and Amendment No. 83 under the Investment Company Act of 1940 to Registration Statement on Form N-1A

(File No. 33-21844 and File No. 811-05555)

Ladies and Gentlemen:

On behalf of Sanford C. Bernstein Fund, Inc. (the “Fund”), and pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (the “1933 Act”), we hereby transmit for filing with the Securities and Exchange Commission (the “SEC”), Post-Effective Amendment No. 82 to the Fund’s Registration Statement under the 1933 Act and Amendment No. 83 to the Fund’s Registration Statement under the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Amendment”). The Amendment is being filed on behalf of AB Intermediate Duration Portfolio, a series of the Fund (the “Portfolio”).

The Amendment is being filed to register Class A, Class Z and Advisor Class shares of the Portfolio. The only changes made in the Amendment to the Portfolio’s current prospectus and Statement of Additional Information are to add disclosure regarding Class A, Class Z and Advisor Class shares to the fee table and expense example and to add disclosure about the characteristics of Class A, Class Z and Advisor Class shares, including the eligibility considerations for the classes. The disclosure regarding Class A, Class Z and Advisor Class shares in the Amendment is substantially identical to the disclosure for the AB Intermediate Diversified Municipal Portfolio regarding those classes in Post-Effective Amendment No. 80 of the Fund, which was filed on January 25, 2019 and became effective automatically on January 28, 2019 (the “2019 Annual Update”). The disclosure other than that regarding Class A, Class Z and Advisor Class shares in the Amendment is substantially identical to the disclosure regarding the Portfolio in the 2019 Annual Update, as supplemented to date. Accordingly, on behalf of the Fund, we hereby request selective review of the Amendment.

It is proposed that the Amendment will become effective on the sixtieth day after the filing pursuant to Rule 485(a)(1) under the 1933 Act.

NEW YORK    WASHINGTON    HOUSTON    PARIS    LONDON    FRANKFURT     BRUSSELS    MILAN    ROME

in alliance with Dickson Minto W.S., London and Edinburgh

May 1, 2019

Should you have any questions concerning the Amendment, please call the undersigned at (212) 728-8629.

Very truly yours,

/s/ Mia G. Pillinger
Mia G. Pillinger

Enclosures

cc:	Nancy E. Hay, Esq.

P. Jay Spinola, Esq.